RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Power purchase and revenue agreements	$ 22	$ 85	$ 83	$ 181
Direct operating costs
Energy purchases	(2)	0	(4)	0
Energy marketing fee & other services	(5)	(1)	(5)	(1)
Insurance services	0	(8)	0	(14)
Total related party direct operating costs	(7)	(9)	(9)	(15)
Interest expense
Borrowings	0	0	(1)	(1)
Contract balance accretion	(4)	(4)	(9)	(8)
Total interest expense	(4)	(4)	(10)	(9)
Management service costs	$ (72)	$ (46)	$ (153)	$ (86)